Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2019
Dmedia Holding LP ("Dmedia") [Member]
Related Party Transaction [Line Items]
Relationship	23.45% stockholder
Jeffrey Wun [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder and CEO of Aerkomm and Aircom
Y. Tristan Kuo [Member]
Related Party Transaction [Line Items]
Relationship	CFO of Aerkomm and Aircom
Louis Giordimaina [Member]
Related Party Transaction [Line Items]
Relationship	COO - Aviation of Aircom
Yih Lieh (Giretsu) Shih [Member]
Related Party Transaction [Line Items]
Relationship	President of Aircom Japan
Chien Ming Tseng [Member]
Related Party Transaction [Line Items]
Relationship	President of Aircom Taiwan
Hao Wei Peng [Member]
Related Party Transaction [Line Items]
Relationship	Employee of Aircom Taiwan and founding owner of Aircom Taiwan prior to 12/19/2017
EE Square Japan ("EESQUARE") [Member]
Related Party Transaction [Line Items]
Relationship	Yih Lieh (Giretsu) Shih is the Director
Bummy Wu [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder
Wealth Wide Int’l Ltd. (“WWI”) [Member]
Related Party Transaction [Line Items]
Relationship	Bummy Wu, a shareholder, is the Chairman
WISD Intellectual Property Agency, Ltd. (“WISD”) [Member]
Related Party Transaction [Line Items]
Relationship	Patrick Li, Director of Aircom, is the Chairman; Chih-Ming (Albert) Hsu, Director of the Company, is a Director